CONDENSED CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) - USD ($) shares in Millions, $ in Millions		Sep. 30, 2017	Dec. 31, 2016
Accounts and notes receivable, allowance for doubtful accounts (in dollars)		$ 4	$ 4
Ordinary shares, par value		$ 0.001	$ 0.001
Ordinary shares, authorized		200	200
Ordinary shares, issued		106	0
Ordinary shares, outstanding		106	0
Variable Interest Entity
Cash and cash equivalents	[1]	$ 186	$ 29	[2]
Accounts receivable, net	[1]	411	247	[2]
Inventories	[1]	431	426	[2]
Property, plant and equipment (net)	[1]	1,264	1,178	[2]
Intangible assets, net	[1]	21	23	[2]
Accounts payable	[1]	319	297	[2]
Accrued liabilities	[1]	213	146	[2]
Current portion of debt	[1]	4	10	[2]
Consolidated VIE's
Variable Interest Entity
Cash and cash equivalents		6	4
Accounts receivable, net		7	6
Inventories		1	1
Property, plant and equipment (net)		4	4
Intangible assets, net		18	20
Accounts payable		1	1
Accrued liabilities		3	4
Current portion of debt		$ 2	$ 2

[1]	At September?30, 2017 and December?31, 2016, $6 and $4 of cash and cash equivalents, $7 and $6 of accounts receivable, (net), $1 each of inventories, $4 each of property, plant and equipment, (net), $18 and $20 of intangible assets, (net), $1 each of accounts payable, $3 and $4 of accrued liabilities, and $2 each of current portion of debt, respectively, from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note?5. Variable Interest Entities."
[2]	At December?31, 2016 and 2015, respectively, $4 and $7 of cash and cash equivalents, $6 and $4 of accounts receivable (net), $1 each of inventories, $4 and $5 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $1 each of accounts payable, $4 and $3 of accrued liabilities, and $2 and $1 of current portion of debt from consolidated variable interest entities are included in the respective balance sheet captions above. See note ?7. Variable Interest Entities.?